Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Vested Earn-Out Shares	Penny Warrants	Public Warrants	Other Share Based Payments	RSUs	SARs	Share capital	Share capital Vested Earn-Out Shares	Share capital Penny Warrants	Share capital Public Warrants	Share capital RSUs	Share capital SARs	Share premium	Share premium Vested Earn-Out Shares	Share premium Penny Warrants	Share premium Public Warrants	Share premium RSUs	Share premium SARs	Other reserves	Other reserves Other Share Based Payments	Other reserves RSUs	Other reserves SARs	Translation reserve	Accumulated deficit
Beginning Balance at Dec. 31, 2021	$ (135,612)							$ 135						$ 1,000,118						$ 0				$ 4,669	$ (1,140,534)
Loss for the period	(513,580)																								(513,580)
Foreign currency translation differences	(6,111)																							(6,111)
Total comprehensive loss	(519,691)																							(6,111)	(513,580)
PIPE Financing	169,368							175						169,193
Recognition of share-based payments					$ 14,548		$ 30,302						$ 35						$ 30,267		$ 14,548		$ 0
Capital Reorganization	(171,565)							1,731						(173,296)
Settlement of related party loans with Ordinary Shares	32,200							50						32,150
Recognition of equity component of convertible bonds	16,034																			16,034
Ending Balance at Dec. 31, 2022	(564,416)							2,126						1,058,432						30,582				(1,442)	(1,654,114)
Loss for the period	(551,731)																								(551,731)
Foreign currency translation differences	(86)																							(86)
Total comprehensive loss	(551,817)																							(86)	(551,731)
Capital contribution	132,736							118						132,618
Vested earn-out shares		$ 8,306							$ 6	$ 25	$ 6	$ 8	(10)		$ 8,300	$ 27,159	$ 7,612	$ 5,095	(9,526)
Warrants exercised			$ 27,184	$ 7,618						25	6					27,159	7,612
Recognition of share-based payments					16,985	$ (678)	(13,767)					8	(10)					5,095	(9,526)		16,985	$ (5,781)	(4,231)
Recognition of equity component of convertible bonds	5,356																			5,356
Ending Balance at Dec. 31, 2023	(932,493)							2,279						1,229,690						42,911				(1,528)	(2,205,845)
Loss for the period	(231,864)																								(231,864)
Foreign currency translation differences	(690)																							(690)
Total comprehensive loss	(232,554)																							(690)	(231,864)
Capital contribution	144,639							92						144,547
Vested earn-out shares		$ 310,901							$ 198	17	4	15			$ 310,703	24,293	6,691	5,890
Warrants exercised			$ 24,310	$ 6,695						$ 17	$ 4					$ 24,293	$ 6,691
Recognition of share-based payments					$ 6,486	$ (5,076)	$ 76					$ 15	$ 0					$ 5,890	$ 105		$ 6,486	$ (10,981)	$ (29)
Stock options recognised	276																			276
Recognition of equity component of convertible bonds	263,969							221						285,139						(21,391)
Ending Balance at Dec. 31, 2024	$ (412,771)							$ 2,826						$ 2,007,058						$ 17,272				$ (2,218)	$ (2,437,709)